UNITED STATES               --------------------------
             SECURITIES AND EXCHANGE COMMISSION    |        OMB APPROVAL      |
                  Washington, DC 20549             |--------------------------|
                                                   |OMB Number:    3235 -0578 |
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                                                    --------------------------

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21296
                                   --------------------------------------------

                               BARON SELECT FUNDS
-------------------------------------------------------------------------------
                (Exact name of registrant as specified in charter)

           767 Fifth Avenue, 49th Floor, New York, NY                 10153
-------------------------------------------------------------------------------
                   (Address of Principal Executive Offices)          (Zip Code)

                         Linda S. Martinson, Esq.
c/o Baron Select Funds, 767 Fifth Avenue, 49th Floor,  NY, NY 10153
-------------------------------------------------------------------------------
                    (Name and Address of Agent for Service)

Registrant's Telephone Number, including Area Code:  212-583-2000
                                                   --------------

Date of fiscal year end:   December 31
                         --------------------

Date of reporting period:  March 31, 2006
                         --------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.


          PERSONS WHO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN THIS IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.


SEC 2455 (8-05)

ITEM 1.

BARON PARTNERS FUND
------------------------------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
------------------------------------------------------------------------------------------------------------------------
MARCH 31, 2006 (UNAUDITED)
           Shares                                                                           Cost               Value
------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (103.67%)

                   BUSINESS SERVICES (11.00%)
        2,000,000  ChoicePoint, Inc.*                                                 $   69,222,009      $   89,500,000
        2,200,000  Iron Mountain, Inc.*                                                   64,454,323          89,628,000
                                                                                      --------------      --------------
                                                                                         133,676,332         179,128,000

                   CONSULTING (3.19%)
        1,750,000  Hewitt Associates, Inc.*                                               49,333,737          52,045,000

                   EDUCATION (2.62%)
          500,000  Apollo Group, Inc., Cl A*                                              20,102,071          26,255,000
          160,000  Strayer Education, Inc.                                                16,954,684          16,361,600
                                                                                      --------------      --------------
                                                                                          37,056,755          42,616,600

                   ENERGY SERVICES (4.55%)
        1,700,000  XTO Energy, Inc.                                                       43,592,912          74,069,000

                   FINANCIAL SERVICES - ASSET
                    MANAGEMENT (7.38%)
          550,000  AllianceBernstein Holding L.P. (formerly Alliance Capital              25,896,245          36,437,500
                    Management Holding L.P.)
          275,000  Legg Mason, Inc.                                                       36,060,568          34,465,750
        1,025,000  Nuveen Investments, Inc., Cl A                                         34,752,789          49,353,750
                                                                                      --------------      --------------
                                                                                          96,709,602         120,257,000

                   FINANCIAL SERVICES - BROKERAGE &
                    EXCHANGES (13.99%)
        5,300,000  Charles Schwab Corp.                                                   55,830,229          91,213,000
          120,000  Chicago Mercantile Exchange                                            15,545,090          53,700,000
                    Holdings, Inc., Cl A
          800,000  International Securities Exchange, Inc., Cl A*                         22,915,999          33,320,000
          850,000  Jefferies Group, Inc.                                                  33,677,237          49,725,000
                                                                                      --------------      --------------
                                                                                         127,968,555         227,958,000

                   FINANCIAL SERVICES - INSURANCE (5.23%)
          700,000  Arch Capital Group, Ltd.*                                              25,246,122          40,418,000
        1,500,000  Axis Capital Holdings, Ltd.                                            40,593,260          44,850,000
                                                                                      --------------      --------------
                                                                                          65,839,382          85,268,000

                   FINANCIAL SERVICES - MISCELLANEOUS (2.66%)
        1,000,000  First Marblehead Corp.                                                 35,754,325          43,250,000

                   GAMING SERVICES (1.76%)
          800,000  Shuffle Master, Inc.*                                                  20,506,313          28,592,000

                   HEALTHCARE FACILITIES (4.63%)
        1,700,000  Manor Care, Inc.                                                       56,664,142          75,395,000




BARON PARTNERS FUND
------------------------------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (Continued)
------------------------------------------------------------------------------------------------------------------------
MARCH 31, 2006 (UNAUDITED)
           Shares                                                                           Cost               Value
------------------------------------------------------------------------------------------------------------------------
                   HOTELS AND LODGING (2.40%)
          770,000  Four Seasons Hotels, Inc.                                              44,815,857          39,039,000

                   REAL ESTATE - HOME BUILDING (2.60%)
        1,225,000  Toll Brothers, Inc.*                                                   35,176,887          42,421,750

                   REAL ESTATE - REITS (7.42%)
          250,000  Boston Properties, Inc.                                                14,835,865          23,312,500
          473,933  CoStar Group, Inc.*                                                    18,031,911          24,592,383
          500,000  General Growth Properties, Inc.                                        16,346,702          24,435,000
          650,000  Kimco Realty Corp.                                                     17,415,133          26,416,000
          352,600  The St. Joe Company                                                    22,333,235          22,157,384
                                                                                      --------------      --------------
                                                                                          88,962,846         120,913,267

                   RECREATION AND RESORTS (18.62%)
        1,200,000  Boyd Gaming Corp.                                                      53,399,389          59,928,000
          210,000  Kerzner Intl., Ltd.*                                                    4,653,485          16,342,200
        1,000,000  Las Vegas Sands Corp.*                                                 41,715,645          56,660,000
          850,000  Penn National Gaming, Inc.*                                            27,473,748          35,853,000
        1,750,000  Wynn Resorts, Ltd. *                                                   72,463,524         134,487,500
                                                                                      --------------      --------------
                                                                                         199,705,791         303,270,700

                   RESTAURANTS (2.17%)
          325,000  California Pizza Kitchen, Inc.*                                         9,543,897          10,546,250
          525,000  Red Robin Gourmet Burgers, Inc.*                                       23,588,466          24,780,000
                                                                                      --------------      --------------
                                                                                          33,132,363          35,326,250

                   RETAIL - CONSUMER STAPLES (1.94%)
          475,000  Whole Foods Market, Inc.                                               22,605,835          31,559,000

                   RETAIL - SPECIALTY STORES (5.69%)
          550,000  Blue Nile, Inc.*                                                       14,760,565          19,354,500
          575,000  CarMax, Inc.*                                                          15,992,328          18,791,000
        1,050,000  Dicks Sporting Goods, Inc.*                                            32,168,945          41,653,500
          325,000  Select Comfort Corp.*                                                   6,358,523          12,853,750
                                                                                      --------------      --------------
                                                                                          69,280,361          92,652,750

                   TRANSPORTATION (4.53%)
          800,000  C. H. Robinson Worldwide, Inc.                                         20,066,739          39,272,000
          400,000  Expeditors International of Washington, Inc.                           20,930,533          34,556,000
                                                                                      --------------      --------------
                                                                                          40,997,272          73,828,000

                   UTILITY SERVICES (1.29%)
          800,000  ITC Holdings Corp.                                                     22,493,714          21,000,000
                                                                                      --------------      --------------
TOTAL COMMON STOCKS                                                                    1,224,272,981       1,688,589,317
                                                                                      ==============      ==============

BARON PARTNERS FUND
------------------------------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (Continued)
------------------------------------------------------------------------------------------------------------------------
MARCH 31, 2006 (UNAUDITED)


Principal Amount                                                                            Cost               Value
------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (1.02%)

                   RECREATION AND RESORTS
      $ 5,000,000  Wynn Resorts, Ltd. 6.00%
                    Sub. Conv. Deb.                                                   $    4,916,023      $   16,650,000
                    due 07/15/2015                                                    --------------      --------------

TOTAL INVESTMENTS (104.69%)                                                           $1,229,189,004**     1,705,239,317
                                                                                      ==============

LIABILITIES LESS
 CASH AND OTHER ASSETS (-4.69%)                                                                              (76,352,386)
                                                                                                          --------------
NET ASSETS (EQUIVALENT TO $20.79 PER
 SHARE BASED ON 78,336,846 SHARES
 OUTSTANDING)                                                                                             $1,628,886,931
                                                                                                          ==============

-----

%    Represents percentage of net assets
*    Non-income producing securities
** For Federal income tax purposes the cost basis is $1,233,019,286. Aggregate unrealized appreciation and depreciation of investments are $483,221,640 and $11,001,609, respectively.

SECURITY VALUATION. Portfolio securities traded on any national stock exchange are valued based on the last sale price. For securities traded on NASDAQ, the Fund uses the NASDAQ Official Closing Price. Where market quotations are not readily available, or in the Adviser's judgment, they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Fund is priced that materially affects the value of a security, the securities will be valued by the Adviser using procedures established by the Board of Trustees. The Adviser has a fair valuation committee comprised of senior executives and members of the Board. Factors the committee uses include whether the current price is stale, there is recent news, the security is thinly traded, transactions are infrequent, or quotations are genuine. There can be no assurance, however, that a fair valuation used by the Fund on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. Debt instruments having a remaining maturity greater than sixty days will be valued at the highest bid price from the dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved by the Board of Trustees. Money market instruments held by the Fund with a remaining maturity of sixty days or less are valued at amortized cost, which approximates value.

For additional information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Annual or Semi-Annual shareholder report filed on the Securities and Exchange Commission's website, www.sec.gov.

Item 2. Controls and Procedures.

     (a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

     (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

     (a) Separate certifications for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                  Baron Select Funds




                                  By: /s/Ronald Baron
                                     ------------------------------------------
                                         Ronald Baron
                                         President and Chief Executive Officer

                                  Date:  May 30, 2006




     Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.




                                  By: /s/Ronald Baron
                                     ------------------------------------------
                                         Ronald Baron
                                         President and Chief Executive Officer



                                  By: /s/ Peggy Wong
                                     ------------------------------------------
                                          Peggy Wong
                                          Treasurer and Chief Financial Officer

                                  Date:   May 30, 2006